FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Securities pledged to an investor	$ 320,734	$ 315,796
Liabilities
Warrant Liabilities	1,618	3,340
Level 1
Assets
Investment securities	2,158	2,221
Securities pledged to an investor	320,734	315,796
Level 1 | Public warrants
Liabilities
Warrant Liabilities	951	1,996
Level 2
Assets
Derivative asset		694
Level 3
Liabilities
Put option liabilities	363,521
Exchangeable notes	125,853	102,999
Level 3 | Related party
Liabilities
Convertible notes	199,046	113,910
Level 3 | Nonrelated Party
Liabilities
Put option liabilities		309,115
Convertible notes	63,855	74,246
Level 3 | Sponsor Warrants
Liabilities
Warrant Liabilities	667	1,344
Recurring
Assets
Investment securities	2,158	2,221
Securities pledged to an investor	320,734	315,796
Derivative asset		694
Liabilities
Put option liabilities	363,521
Exchangeable notes	125,853	102,999
Recurring | Related party
Liabilities
Convertible notes	199,046	113,910
Recurring | Nonrelated Party
Liabilities
Put option liabilities		309,115
Convertible notes	63,855	74,246
Recurring | Public warrants
Liabilities
Warrant Liabilities	951	1,996
Recurring | Sponsor Warrants
Liabilities
Warrant Liabilities	$ 667	$ 1,344